UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03171

Value Line U.S. Government Securities, Fund, Inc
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 11/30/10 is included with this Form.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)	November 30, 2010

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (70.9%)
	FEDERAL FARM CREDIT BANK (1.2%)
$1,000,000	Federal Farm Credit Bank	2.63%	4/17/14	$1,052,596
1,000,000	TOTAL FEDERAL FARM CREDIT BANK (Cost $998,462)			1,052,596
	FEDERAL HOME LOAN BANK (13.7%)
1,000,000	Federal Home Loan Bank	3.63	5/29/13	1,071,985
3,500,000	Federal Home Loan Bank	3.63	10/18/13	3,769,339
1,000,000	Federal Home Loan Bank	4.50	11/14/14	1,125,716
3,000,000	Federal Home Loan Bank	5.00	12/21/15	3,458,859
1,000,000	Federal Home Loan Bank	5.13	10/19/16	1,171,320
1,000,000	Federal Home Loan Bank	5.00	11/17/17	1,167,882
10,500,000	TOTAL FEDERAL HOME LOAN BANK (Cost $11,051,913)			11,765,101
	FEDERAL HOME LOAN MORTGAGE CORPORATION (30.0%)
1,000,000	Federal Home Loan Mortgage Corporation	1.25	9/30/13	1,001,695
1,500,000	Federal Home Loan Mortgage Corporation	2.50	1/7/14	1,573,081
2,000,000	Federal Home Loan Mortgage Corporation	3.00	7/28/14	2,141,012
1,200,000	Federal Home Loan Mortgage Corporation	2.88	2/9/15	1,273,993
498,493	Federal Home Loan Mortgage Corporation REMIC Trust Series 2849 Class VA	5.00	8/15/15	541,030
164,859	Federal Home Loan Mortgage Corporation REMIC Trust Series R003 Class AG	5.13	10/15/15	166,837
1,000,000	Federal Home Loan Mortgage Corporation	5.50	7/18/16	1,191,655
424,369	Federal Home Loan Mortgage Corporation REMIC Trust Series 2767 Class CA	4.00	9/15/17	436,606
9,359	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226	5.00	11/1/17	10,032
1,000,000	Federal Home Loan Mortgage Corporation	5.13	11/17/17	1,169,186
153,828	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499	5.00	12/1/17	164,890
11,297	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829	5.00	12/1/17	12,109
287,767	Federal Home Loan Mortgage Corporation REMIC Trust Series 2892 Class DC	4.50	12/15/17	295,067
579,340	Federal Home Loan Mortgage Corporation REMIC Trust Series 2643 Class ME	3.50	3/15/18	600,512
10,645	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960	5.00	9/1/18	11,410
35,518	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822	5.00	3/1/19	38,094
1,000,000	Federal Home Loan Mortgage Corporation	3.75	3/27/19	1,068,551
30,138	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398	4.50	12/1/19	32,028
199,953	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044	4.50	3/1/20	212,239
98,935	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034	4.50	4/1/20	105,014
25,016	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118	5.00	10/1/20	26,783
420,657	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139	5.00	10/1/20	450,379
23,314	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986	5.00	4/1/21	24,874
30,985	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319	5.00	6/1/21	33,174
127,855	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233	5.00	8/1/21	136,410
703,773	Federal Home Loan Mortgage Corporation Gold PC Pool #G12381	5.00	9/1/21	753,499
259,693	Federal Home Loan Mortgage Corporation REMIC Trust Series 2773 Class DA	5.00	6/15/22	267,428
1,250,185	Federal Home Loan Mortgage Corporation Gold PC Pool #G13085	4.50	4/1/23	1,316,849
620,668	Federal Home Loan Mortgage Corporation Gold PC Pool #J08096	5.00	6/1/23	659,091
492,183	Federal Home Loan Mortgage Corporation Gold PC Pool #J08202	5.00	7/1/23	522,653
371,228	Federal Home Loan Mortgage Corporation Gold PC Pool #J09098	5.00	12/1/23	397,133
241,685	Federal Home Loan Mortgage Corporation REMIC Trust Series 3132 Class MA	5.50	12/15/23	251,239
839,587	Federal Home Loan Mortgage Corporation Gold PC Pool #J09739	4.50	5/1/24	884,356
251,454	Federal Home Loan Mortgage Corporation REMIC Trust Series 3147 Class YE	5.50	7/15/24	262,736
800,295	Federal Home Loan Mortgage Corporation Gold PC Pool #G13855	4.50	6/1/25	841,969
253,827	Federal Home Loan Mortgage Corporation Gold PC Pool #E02704	4.50	7/1/25	267,362
736,144	Federal Home Loan Mortgage Corporation Gold PC Pool #C91239	4.50	3/1/29	770,892
1,000,000	Federal Home Loan Mortgage Corporation	6.75	3/15/31	1,337,069
196,308	Federal Home Loan Mortgage Corporation REMIC Trust Series 3061 Class HA	5.50	4/15/31	199,636
430,705	Federal Home Loan Mortgage Corporation REMIC Trust Series 2878 Class AQ	5.00	5/15/31	442,265
156,388	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA	3.50	9/15/31	161,828

1

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value

$83,680	Federal Home Loan Mortgage Corporation REMIC Trust Series 2594 Class OR	4.25%	6/15/32	$84,836
744,563	Federal Home Loan Mortgage Corporation Gold PC Pool #C77717	6.00	3/1/33	819,362
583,542	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526	5.00	1/1/35	619,149
245,415	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633	5.00	1/1/35	260,390
290,263	Federal Home Loan Mortgage Corporation Pool #783022 (1)	2.62	2/1/35	306,484
278,120	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491	5.00	1/1/37	294,395
199,365	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184	5.00	1/1/37	211,031
396,864	Federal Home Loan Mortgage Corporation Gold PC Pool #A56467	5.50	1/1/37	427,914
551,313	Federal Home Loan Mortgage Corporation Gold PC Pool #A80938	5.50	8/1/38	591,173
23,809,576	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (Cost $24,165,706)			25,667,400
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (24.7%)
103,185	Federal National Mortgage Association Pool #255325	4.50	7/1/11	105,228
1,500,000	Federal National Mortgage Association	2.75	3/13/14	1,584,762
2,000,000	Federal National Mortgage Association	2.63	11/20/14	2,105,360
1,500,000	Federal National Mortgage Association	2.38	7/28/15	1,556,120
32,613	Federal National Mortgage Association Pool #511823	5.50	5/1/16	35,492
832,005	Federal National Mortgage Association REMIC Trust Series 2005-40 Class VG	4.50	6/25/16	892,978
32,665	Federal National Mortgage Association Pool #615289	5.50	12/1/16	35,550
96,586	Federal National Mortgage Association Pool #622373	5.50	12/1/16	105,114
65,573	Federal National Mortgage Association Pool #631328	5.50	2/1/17	71,404
94,005	Federal National Mortgage Association Pool #623503	6.00	2/1/17	102,953
4,330	Federal National Mortgage Association Pool #643277	5.50	4/1/17	4,715
9,967	Federal National Mortgage Association Pool #638247	5.50	5/1/17	10,853
386,397	Federal National Mortgage Association REMIC Trust Series 2003-52 Class KR	3.50	7/25/17	395,057
171,089	Federal National Mortgage Association Pool #254684	5.00	3/1/18	183,790
52,893	Federal National Mortgage Association Pool #685183	5.00	3/1/18	56,820
66,459	Federal National Mortgage Association Pool #703936	5.00	5/1/18	71,393
560,230	Federal National Mortgage Association Pool #257566	4.50	1/1/19	596,137
722,083	Federal National Mortgage Association Pool #780956	4.50	5/1/19	769,718
259,363	Federal National Mortgage Association Pool #790984	5.00	7/1/19	278,132
258,964	Federal National Mortgage Association Pool #786915	5.00	8/1/19	278,999
677,317	Federal National Mortgage Association Pool #735063	4.50	12/1/19	721,152
123,146	Federal National Mortgage Association REMIC Trust Series 2003-28 Class KA	4.25	3/25/22	126,577
379,628	Federal National Mortgage Association REMIC Trust Series 2003-17 Class ED	4.25	9/25/22	395,065
1,637,013	Federal National Mortgage Association Pool #890121	5.00	3/1/23	1,747,290
173,171	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC	5.00	3/25/23	184,377
91,406	Federal National Mortgage Association Pool #412682	6.00	3/1/28	100,802
73,329	Federal National Mortgage Association Pool #425239	6.50	4/1/28	82,870
188,515	Federal National Mortgage Association REMIC Trust Series 2003-26 Class AW	4.00	4/25/30	190,981
1,000,000	Federal National Mortgage Association	7.25	5/15/30	1,395,445
744	Federal National Mortgage Association Pool #568625	7.50	1/1/31	855
33,091	Federal National Mortgage Association Pool #571090	7.50	1/1/31	38,050
1,813	Federal National Mortgage Association Pool #573935	7.50	3/1/31	2,085
24,063	Federal National Mortgage Association Pool #629297	6.50	2/1/32	27,194
344,277	Federal National Mortgage Association Pool #626440	7.50	2/1/32	396,374
25,923	Federal National Mortgage Association Pool #634996	6.50	5/1/32	29,296
41,024	Federal National Mortgage Association Pool #254383	7.50	6/1/32	47,232
148,387	Federal National Mortgage Association Pool #254476	5.50	9/1/32	160,669
5,668	Federal National Mortgage Association Pool #688539	5.50	3/1/33	6,136
318,129	Federal National Mortgage Association Pool #650386	5.00	7/1/33	338,983
228,017	Federal National Mortgage Association Pool #726889	5.50	7/1/33	246,819
236,461	Federal National Mortgage Association Pool #759028	5.50	1/1/34	255,959
217,437	Federal National Mortgage Association Pool #761913	5.50	2/1/34	235,462
175,398	Federal National Mortgage Association Pool #763393	5.50	2/1/34	189,861
180,777	Federal National Mortgage Association Pool #769862	5.50	2/1/34	195,457
16,331	Federal National Mortgage Association Pool #769682	5.00	3/1/34	17,381
559,596	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB	5.00	4/25/34	614,331
12,203	Federal National Mortgage Association Pool #778141	5.00	5/1/34	12,988

2

Value Line U.S. Government Securities Fund, Inc.

November 30, 2010

Principal Amount		Rate	Maturity Date	Value

$228,670	Federal National Mortgage Association Pool #773586	5.50%	6/1/34	$247,240
266,393	Federal National Mortgage Association Pool #255311	6.00	7/1/34	292,530
12,950	Federal National Mortgage Association Pool #258149	5.50	9/1/34	14,001
2,295	Federal National Mortgage Association Pool #789150	5.00	10/1/34	2,442
394,413	Federal National Mortgage Association Pool #255496	5.00	11/1/34	419,773
37,566	Federal National Mortgage Association Pool #797154	5.50	11/1/34	40,687
88,116	Federal National Mortgage Association Pool #801063	5.50	11/1/34	95,272
140,666	Federal National Mortgage Association Pool #803675	5.50	12/1/34	152,089
113,285	Federal National Mortgage Association Pool #804683	5.50	12/1/34	122,485
334,354	Federal National Mortgage Association Pool #815813 (1)	2.80	2/1/35	350,021
28,673	Federal National Mortgage Association Pool #255580	5.50	2/1/35	31,001
359,073	Federal National Mortgage Association Pool #735224	5.50	2/1/35	388,681
337,138	Federal National Mortgage Association Pool #896016	6.00	8/1/36	367,899
384,204	Federal National Mortgage Association Pool #901561	5.50	10/1/36	413,963
634,525	Federal National Mortgage Association Pool #919584	6.00	6/1/37	691,230
517,621	Federal National Mortgage Association Pool #943647	5.50	7/1/37	556,906
19,541,213	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Cost $20,001,161)			21,186,486
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.3%)
133,105	Government National Mortgage Association Pool #003645	4.50	12/20/19	141,447
10,216	Government National Mortgage Association Pool #541349	6.00	4/15/31	11,381
3,463	Government National Mortgage Association Pool #557681	6.00	8/15/31	3,858
58,937	Government National Mortgage Association Pool #548880	6.00	12/15/31	65,652
63,333	Government National Mortgage Association Pool #551762	6.00	4/15/32	70,550
24,550	Government National Mortgage Association Pool #582415	6.00	11/15/32	27,347
214,615	Government National Mortgage Association Pool #604485	6.00	7/15/33	239,136
107,656	Government National Mortgage Association Pool #622603	6.00	11/15/33	119,957
4,412	Government National Mortgage Association Pool #429786	6.00	12/15/33	4,916
104,893	Government National Mortgage Association Pool #605025	6.00	2/15/34	116,846
7,138	Government National Mortgage Association Pool #626480	6.00	2/15/34	8,019
83,056	Government National Mortgage Association Pool #610944	5.50	4/15/34	90,884
148,811	Government National Mortgage Association Pool #583008	5.50	6/15/34	162,651
54,719	Government National Mortgage Association Pool #605245	5.50	6/15/34	59,808
1,018,904	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (Cost $1,032,550)			1,122,452
55,869,693	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $57,249,792)			60,794,035

	U.S. TREASURY OBLIGATIONS (22.0%)
1,000,000	U.S. Treasury Notes	2.13	5/31/15	1,036,480
1,000,000	U.S. Treasury Notes	2.63	2/29/16	1,053,672
1,000,000	U.S. Treasury Notes	3.25	5/31/16	1,085,547
1,000,000	U.S. Treasury Notes	3.25	7/31/16	1,085,000
2,000,000	U.S. Treasury Notes	3.13	10/31/16	2,150,468
3,000,000	U.S. Treasury Notes	3.13	1/31/17	3,217,500
1,000,000	U.S. Treasury Notes	2.75	2/15/19	1,023,984
1,000,000	U.S. Treasury Notes	3.13	5/15/19	1,048,516
3,000,000	U.S. Treasury Notes	3.63	2/15/20	3,241,641
1,000,000	U.S. Treasury Notes	2.63	8/15/20	988,750
2,000,000	U.S. Treasury Bonds	7.88	2/15/21	2,907,500
17,000,000	TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,193,310)			18,839,058
	TOTAL INVESTMENT SECURITIES (92.9%) (Cost $75,443,102)			79,633,093

3

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value

	REPURCHASE AGREEMENT (6.5%)
$5,600,000	With Morgan Stanley, 0.20%, dated 11/30/10, due 12/01/10, delivery value $5,600,031 (collateralized by $5,790,000 U.S. Treasury Notes 1.8750%, due 09/30/17 with a value of $5,721,343)	$5,600,000

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)	522,197

	NET ASSETS (2) (100.0%)	$85,755,290

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING
	SHARE ($85,755,290 ÷ 6,966,966 shares outstanding)	$12.31

(1)	Adjustable rate security. The rate shown is as of November 30, 2010.
(2)
For federal income tax purposes, the aggregate cost was $81,043,102, aggregate gross unrealized appreciation was $4,289,719, aggregate gross unrealized depreciation was $99,728 and the net unrealized appreciation was $4,189,991.

4

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of November 30, 2010, valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$0	$60,794,035	$0	$60,794,035
U.S. Treasury Obligation	0	18,839,058	0	18,839,058
Short-Term Investments	0	5,600,000	0	5,600,000

Total Investments in Securities	$0	$85,233,093	$0	$85,233,093

As of November 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

For the period ended November 30, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	January 21, 2011